CAPITAL STRUCTURE	9 Months Ended
Sep. 30, 2021
Text Block [Abstract]
CAPITAL STRUCTURE
11.	CAPITAL STRUCTURE
During July and August 2020, Studio City International announced and completed a series of private offers (the “Private Placements”) of 72,185,488 Class A ordinary shares and 14,087,299 ADSs (representing 56,349,196 Class A ordinary shares) to certain existing shareholders and holders of its ADSs, including Melco, with gross proceeds amounting to $500,000 and offering expenses of $1,052. The Private Placements resulted in an adjustment to the carrying amount of the Participation Interest with a corresponding decrease in the Company’s additional paid-in
capital.
As of September 30, 2021 and December 31, 2020, Studio City International’s authorized share capital was 1,927,488,240 Class A ordinary shares and 72,511,760 Class B ordinary shares of a par value of $0.0001 each;
and 370,352,700 Class A ordinary shares and 72,511,760 Class B ordinary shares were issued and outstanding.